EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE [Text Block]

15. EARNINGS PER SHARE

The calculation of basic and diluted earnings (loss) per share for the relevant years is based on the following:

	December 31,	December 31,	December 31,
	2021	2020	2019
Net income (loss) for the period	$(2,758,567)	$(1,307,890)	$3,334,043
Basic weighted average number of common shares outstanding	53,082,689	47,170,086	47,170,086
Effect on dilutive securities:
Options	-	-	1,016,436
Diluted weighted average number of common shares outstanding	53,082,689	47,170,086	48,186,522
Basic income (loss) per share	$(0.05)	$(0.03)	$0.07
Diluted income (loss) per share	$(0.05)	$(0.03)	$0.07